Discontinued operations and assets included in disposal groups classified as held for sale and associated liabilities - Cash flows attributed to UK banking business discontinued operations (Details) - GBP (£)
£ in Millions
	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Cash flows from continuing and discontinued operations [abstract]
Net cash from operating activities		£ 653	£ 57,321	[1]	£ 9,959	[1]
Net cash from investing activities		(37,191)	6,492	[1]	36,214	[1]
Net cash from financing activities		(4,248)	1,392	[1]	(1,611)	[1]
Effect of exchange rates on cash and cash equivalents		4,159	(4,773)	[1]	10,468	[1]
Net increase in cash and cash equivalents		(37,095)	60,520	[1]	57,376	[1]
Discontinued operations [member]
Cash flows from continuing and discontinued operations [abstract]
Net increase in cash and cash equivalents		£ (468)	88	[1]	2,346	[1]
UK Banking Business [member] | Barclays Bank UK PLC [member]
Cash flows from continuing and discontinued operations [abstract]
Net cash from operating activities	£ (522)		(355)		1,319
Net cash from investing activities	54		470		22
Net cash from financing activities	0		(128)		600
Effect of exchange rates on cash and cash equivalents	0		0		0
Net increase in cash and cash equivalents	£ (468)		£ (13)		£ 1,941

[1]

Following the sale of the UK banking business on 1 April 2018 by the Group, the con tinuing operations for 2016 and 2017 have been restated to disclose the UK banking business as a discontinued operation. Further detail on the discontinued operations can be found in Note 3 on pages 00 to 00.